Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Aggregate Minimum Lease Payments under Noncancelable Operating Leases

Future aggregate minimum lease payments under noncancelable operating leases are as follows:

(in thousands)
2012	$1,624
2013	1,592
2014	1,397
2015	680
2016	0
Thereafter	0

Total minimum payments	$5,293